Organization and principal activities - Basis of Presentation for the Reorganization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share based compensation	¥ 3,712	¥ 22,434	¥ 36,496
Others		2,560	12,191
Total		24,994	48,687
Cost of revenues
Share based compensation		24	214
Others		153	229
Total		177	443
Sales and marketing expenses
Share based compensation		1,604	3,147
Others		393	2,044
Total		1,997	5,191
General and administrative expenses
Share based compensation		18,776	28,945
Others		787	4,194
Total		19,563	33,139
Research and development expenses
Share based compensation		2,030	4,190
Others		1,227	5,724
Total		¥ 3,257	¥ 9,914